COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost	$ 2,783	$ 1,126
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	2,200	1,059
In Two Years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	583	63
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 1	$ 4